SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche funds” will become known as the “DWS funds” and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

Current Fund Name Current Class Name, as applicable	New Fund Name New Class Name, as applicable
Deutsche Government & Agency Securities Portfolio:	DWS Government & Agency Securities Portfolio:
Deutsche Government & Agency Money Fund	DWS Government & Agency Money Fund
Deutsche Government Cash Institutional Shares	DWS Government Cash Institutional Shares
Government Cash Managed Shares	Government Cash Managed Shares
Service Shares	Service Shares
Deutsche Tax-Exempt Portfolio:	DWS Tax-Exempt Portfolio:
Deutsche Tax-Exempt Cash Premier Shares	DWS Tax-Exempt Cash Premier Shares
Deutsche Tax-Exempt Money Fund	DWS Tax-Exempt Money Fund
Deutsche Tax-Free Money Fund Class S	DWS Tax-Free Money Fund Class S
Service Shares	Service Shares
Tax-Exempt Cash Managed Shares	Tax-Exempt Cash Managed Shares
Tax-Free Investment Class	Tax-Free Investment Class
Deutsche Government Cash Management Fund (a feeder fund of Government Cash Management Portfolio)	DWS Government Cash Management Fund (a feeder fund of Government Cash Management Portfolio)
Deutsche Government Cash Reserves Fund Institutional (a feeder fund of Government Cash Management Portfolio)	DWS Government Cash Reserves Fund Institutional (a feeder fund of Government Cash Management Portfolio)
Deutsche Government Money Market Series (a feeder fund of Government Cash Management Portfolio)	DWS Government Money Market Series (a feeder fund of Government Cash Management Portfolio)
Deutsche Treasury Portfolio:	DWS Treasury Portfolio:
Capital Shares	Capital Shares
Deutsche U.S. Treasury Money Fund Class S	DWS U.S. Treasury Money Fund Class S
Institutional Shares	Institutional Shares
Investment Class Shares	Investment Class Shares
Deutsche Variable NAV Money Fund	DWS Variable NAV Money Fund

Please Retain This Supplement for Future Reference

May 18, 2018

PROSTKR-1039